Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments

Note 18 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting financial information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker (CODM) is the Chief Executive Officer, who reviews the above financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segment, which is provided central processing algorithm services and intelligent chips and services. There were no significant segment expenses that were regularly provided to the CODM for the year ended December 31, 2025.

The following tables present summary information by segment for the years ended December 31, 2023, 2024 and 2025:

	Central processing algorithm services	Intelligent chips and services	Total December 31, 2023
	RMB	RMB	RMB
Revenues	569,906,586	10,109,828	580,016,414
Cost of revenues	395,959,074	10,067,646	406,026,720
Gross profit	173,947,512	42,182	173,989,694
Depreciation and amortization	6,774,207	406,754	7,180,961
Total capital expenditures	72,139	-	72,139

	Central processing algorithm services	Total December 31, 2024
	RMB	RMB
Revenues	541,487,420	541,487,420
Cost of revenues	387,719,164	387,719,164
Gross profit	153,768,256	153,768,256
Depreciation and amortization	1,289,020	1,289,020
Total capital expenditures	28,641	28,641

	Central processing algorithm services	Total December 31, 2025
	RMB	RMB	USD
Revenues	422,045,319	422,045,319	60,045,146
Cost of revenues	313,222,200	313,222,200	44,562,685
Gross profit	108,823,119	108,823,119	15,482,461
Depreciation and amortization	1,385,364	1,385,364	197,098
Total capital expenditures	8,149	8,149	1,159

Total assets as of:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Central processing algorithm services	1,267,134,187	2,462,524,963	350,347,850
Total assets	1,267,134,187	2,462,524,963	350,347,850

The Company’s operations are primarily based in the mainland PRC, Hong Kong and international, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2025
	RMB	RMB	RMB	USD
Mainland PRC revenues	540,294,309	414,763,523	284,699,784	40,504,749
Hong Kong revenues	29,612,277	126,723,897	137,345,535	19,540,397
International revenues	10,109,828	-	-	-
Total revenues	580,016,414	541,487,420	422,045,319	60,045,146